HC Strategic Shares | The U.S. Government Fixed Income Securities Portfolio
The U.S. Government Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Government Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing in a diversified portfolio of primarily U.S. Treasury and government related fixed income securities.
Fees and Expenses
The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	HC Strategic Shares The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HC Strategic Shares The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares
Management Fees	0.11%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.21%

Example:
This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:
Expense Example	HC Strategic Shares The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares USD ($)
1 Year	$ 22
3 Years	68
5 Years	118
10 Years	$ 268

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 46.76% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in which the Portfolio may invest include bonds, notes and certificates of deposit. These may include securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. Government. In general the portfolio will maintain aggregate characteristics similar to the Bloomberg Barclays U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Bloomberg Barclays U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Bloomberg Barclays U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Bloomberg Barclays U.S. Government Index, or to approximate the exposure to cash in the Bloomberg Barclays U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Bloomberg Barclays U.S. Government Index, which was 7.40 years as of June 30, 2017. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.
Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.
  Fixed Income Risk.    Investments in fixed income securities may involve the following risks, depending on the instrument involved:
  Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.
  Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.
  Call/Prepayment Risk – When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. This risk should be low for the Portfolio as it invests mainly in securities that are not callable.
  Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.
  Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.
There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Performance Bar Chart and Table Performance
The chart and table below show how The U.S. Government Fixed Income Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on December 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31
[1]	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2017 through September 30, 2017 (non-annualized) was 2.01%.

Best quarter:	3rd Qtr. 2011	5.82%
Worst quarter:	4th Qtr. 2016	-3.42%

Average Annual Total Returns (for the periods ended 12/31/16)
Average Annual Total Returns - HC Strategic Shares - The U.S. Government Fixed Income Securities Portfolio	One Year	Five Year	Since Inception	Inception Date
HC Strategic Shares	0.77%	0.99%	2.02%	Dec. 06, 2010
HC Strategic Shares | – After Taxes on Distributions	(0.11%)	0.22%	1.19%	Dec. 06, 2010
HC Strategic Shares | – After Taxes on Distributions and Sale of Portfolio Shares	0.60%	0.53%	1.30%	Dec. 06, 2010
Bloomberg Barclays U.S. Government Index (reflects no deduction for fees, expenses or taxes)	1.05%	1.22%	2.25%	Dec. 06, 2010

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.